Note 5 - Fixed Assets	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	Fixed assets

December 31, 2015

	Cost	Accumulated depreciation	Net

Land	$2,519	$-	$2,519
Buildings	10,231	4,028	6,203
Vehicles	35,983	26,031	9,952
Furniture and equipment	43,399	29,435	13,964
Computer equipment and software	69,405	48,628	20,777
Leasehold improvements	20,737	16,577	4,160
	$182,274	$124,699	$57,575

December 31, 2014

	Cost	Accumulated depreciation	Net

Land	$2,524	$-	$2,524
Buildings	10,126	3,724	6,402
Vehicles	32,253	23,564	8,689
Furniture and equipment	39,373	27,322	12,051
Computer equipment and software	62,451	44,605	17,846
Leasehold improvements	17,030	9,339	7,691
	$163,757	$108,554	$55,203

Included in fixed assets are vehicles, office and computer equipment under capital lease at a cost of $4,662 (2014 - $3,941) and net book value of $2,877 (2014 - $2,651).